UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended  September 30, 2010

If amended report check here:     [X]            Amendment Number:  1

This Amendment(check only one):   [ ] is a restatement
                                  [X] adds new holding Entries

Goldman Sachs Group, Inc. (The)
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Name of Institutional Investment Manager

200 WEST STREET                            NEW YORK         NY        10282
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Business Address (Street)                   (City)        (State)      (Zip)


13F Filing Number:  28-04981


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Robert Belva        Vice President, Beneficial Ownership    1(212)902-7941
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Name                                 Title                           Phone





                                            /s/           Robert Belva
                                        ----------------------------------------
                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                                JERSEY CITY, NJ  01/31/2011
                                        ----------------------------------------
                                               Place and Date of Signing


Report Type:

[ x ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT



                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
                                            ____________________
Form 13F Information Table Entry Total:              2
                                            ____________________
Form 13F Information Table Value Total:  $       87,787.01
                                            ____________________
                                                (thousands)


This amendment adds a holding entry to the Schedule 13F for the quarter ended on September 30, 2010. Due to a procedural error, a position was omitted for Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. in SMURFIT-STONE CONTAINER CORP (CUSIP 83272A104).



List of Other included Managers:
Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed(other than the one filing this report):

[If there are no entries in this list, state 'NONE' and omit the column headings and list entries.]

13F file Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No:    Name
    --------------  ------------------------------------------------
 1     28-00687    Goldman, Sachs & Co.
    --------------  ------------------------------------------------
 2     28-10981    Goldman Sachs Asset Management
    --------------  ------------------------------------------------



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

                                                              FORM 13F
                                                         INFORMATION TABLE

                                                                                                                              PAGE 1


ITEM1                                    ITEM2 ITEM3     ITEM4        ITEM5             ITEM6  ITEM7              ITEM8

                                                              FAIR                                         VOTING AUTHORITY
                                         TITLE              MARKET    SHARES OR SH/ PUT/ Inv   Other
NAME OF ISSUER                           OF     CUSIP        VALUE    PRINCIPAL PRN CAL  Dscr  Mana-    SOLE     SHARED     NONE
                                         CLASS  NUMBER     (x$1000)      AMOUNT (A) (B)  (C)   gers     (A)        (B)        (C)
------------------------------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER CORP             CMN 83272A104    65,337.99   3,556,777 SH      SH-DEF 1     3,556,777         0           0
SMURFIT-STONE CONTAINER CORP             CMN 83272A104    22,449.02   1,222,048 SH      SH-DEF 2     1,135,176         0      86,872
